Tax - Summary of Deferred Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax reconciliation [line items]
Beginning balance	$ (61)	$ (17)
Group income statement	3	(37)
Assets of businesses acquired	2	3
Group statement of comprehensive income		(4)
Group statement of changes in equity		(5)
Exchange and other adjustments	4	(1)
Ending balance	(52)	(61)
Deferred gains on loan notes [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	(35)	(34)
Group income statement	1	(1)
Ending balance	(34)	(35)
Deferred gains on investments [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	(56)	(54)
Group income statement	(2)	(2)
Ending balance	(58)	(56)
Losses [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	35	40
Group income statement	(9)	(4)
Exchange and other adjustments	1	(1)
Ending balance	27	35
Employee benefits [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	18	20
Group statement of comprehensive income	1	(2)
Exchange and other adjustments	1
Ending balance	20	18
Undistributed earnings of subsidiaries [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	(2)
Group income statement	2	(2)
Ending balance		(2)
Other short-term temporary differences [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	91	86
Group income statement	12	2
Assets of businesses acquired	2	10
Group statement of comprehensive income	(1)	(2)
Group statement of changes in equity		(5)
Ending balance	104	91
Property, plant, equipment and software [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	(120)	(98)
Group income statement		(26)
Assets of businesses acquired		4
Exchange and other adjustments	1
Ending balance	(119)	(120)
Other intangibles [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	(21)	(2)
Group income statement	1	(8)
Assets of businesses acquired		(11)
Exchange and other adjustments	1
Ending balance	(19)	(21)
Application fees and contract costs [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	29	25
Group income statement	(2)	4
Ending balance	$ 27	$ 29